Summary of Significant Accounting Policies - Estimated Useful Lives of Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2011 Y
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	15
Estimated useful life, maximum (in years)	25
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	45
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	12
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, minimum (in years)	1
Estimated useful life, maximum (in years)	14
Surgical instruments [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	6